July 17, 2019

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VALIC Company I

(the “Registrant”)

Post-Effective Amendment No. 83

to the Registration Statement on Form N-1A

CIK No. 0000719423

SEC File Nos. 2-83631, 811-3738

Ladies and Gentlemen:

On behalf of the Registrant, I am transmitting for filing Post-Effective Amendment No. 83 (“Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A concurrently with this letter. The purpose of this filing is to, among other things, change the name, investment objective, subadviser and principal investment strategy of the Broad Cap Value Income Fund and the subadviser and principal investment strategy of the Growth Fund.

The Amendment, pursuant to Rule 485(a), has been designated to become effective on September 30, 2019. Updates to certain information for the Registrant’s other series will be included in a subsequent amendment, filed pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments with respect to this filing may be directed to the undersigned at 202.775.1232.

Sincerely,

/s/ Eric Simanek
Eric Simanek

cc:	Kathleen D. Fuentes, Esq.

Christopher J. Tafone, Esq.

David M. Leahy, Esq.